Summary of Principal Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Customer contracts
Intangible assets
Estimated useful life	3 years 6 months
Internal-used software
Intangible assets
Estimated useful life	10 years